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Willkie Farr & Gallacher LLP
                                                   787 Seventh Avenue
                                                   New York, NY 10019-6099
                                                   Tel: 212 728 8000
                                                   Fax: 212 728 8111

February 4, 2010

VIA EDGAR
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Linda Stirling, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Sanford C. Bernstein Fund, Inc.
     Post-Effective Amendment No. 50 to the Registration Statement
     Securities Act File No. 33-21844; Investment Company Act File No. 811-5555
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Dear Ms. Stirling:

On behalf of Sanford C. Bernstein Fund, Inc. (the "Fund"), we are hereby filing Post-Effective Amendment No. 50 to the Fund's Registration Statement under the Securities Act of 1933 (the "1933 Act") and Amendment No. 51 to the Fund's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment"). The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will become effective immediately. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act. The Amendment contains the prospectus and Statement of Additional Information for each of the Overlay A Portfolio, the Tax-Aware Overlay A Portfolio, the Overlay B Portfolio, the Tax-Aware Overlay B Portfolio, the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio, each a series of the Fund.

The Amendment is being filed to respond to oral comments provided by you to the undersigned and Marc Bryant of AllianceBernstein L.P. on January 8, 2010 regarding Post-Effective Amendment No. 47 to the Fund's Registration Statement and to make certain other changes.

Should you have any questions concerning the above, please call the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
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Elliot J. Gluck

cc:  Marc Bryant, AllianceBernstein L.P.
     Margery K. Neale, Willkie Farr & Gallagher LLP

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